Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 6,251,381	$ 6,432,402
Accumulated depreciation	1,681,048	1,548,553
Net book value	4,570,333	4,883,849
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	6,114,739	6,126,220
Accumulated depreciation	1,681,048	1,548,553
Net book value	4,433,691	4,577,667
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	136,642	306,182
Accumulated depreciation	0	0
Net book value	$ 136,642	$ 306,182